Label	Element	Value
Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
Retained Earnings (Accumulated Deficit)	us-gaap_RetainedEarningsAccumulatedDeficit	$ (17,666,000)
Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Noncontrolling Interest [Member]
Retained Earnings (Accumulated Deficit)	us-gaap_RetainedEarningsAccumulatedDeficit	(37,434,000)
Accounting Standards Update 2020-06 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Common Stock Including Additional Paid in Capital [Member]
Additional Paid in Capital	us-gaap_AdditionalPaidInCapital	(6,334,000)
Accounting Standards Update 2017-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Retained Earnings [Member]
Retained Earnings (Accumulated Deficit)	us-gaap_RetainedEarningsAccumulatedDeficit	606,000
Accounting Standards Update 2017-12 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Noncontrolling Interest [Member]
Retained Earnings (Accumulated Deficit)	us-gaap_RetainedEarningsAccumulatedDeficit	$ (1,993,000)